Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 2,036	$ 1,296	$ 444
Total exploration in operating units	79,748	57,152	28,896
Final balance of products in process and finished goods, net of depreciation and amortization	(1,408)	(2,036)	(1,296)
Write - off of products in process	420	0	0
Final balance of finished goods and products in process , net of depreciation and amortization	988	2,036	1,296
Exploration in operating units	80,796	56,412	28,044
Disbursement of exploration in operating activities	80,796	56,412	28,044
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	51,912	45,437	20,406
Purchase of land
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	10,066	0	2,162
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	7,097	3,891	3,361
Short-term and low-value lease
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	5,016	2,641	766
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	4,502	3,839	1,426
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	470	108	12
Maintenance and repair
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	211	165	9
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	72	834	471
Other
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 402	$ 237	$ 283